Supplement to the
Fidelity® Japan Smaller Companies Fund
December 30, 2016
Summary Prospectus

Effective December 18, 2017, the redemption fee for Fidelity® Japan Smaller Companies Fund has been removed.

JSC-SUM-17-01 1.9886593.100	November 17, 2017